PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS
4	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses consisted of the following as of June 30, 2014 and December 31, 2013:

	June 30, 2014	December 31, 2013

Prepaid equipment rental	$-	$1,533
Prepaid insurance	7,686	10,848
Prepaid professional fees	2,072	4,144
Other	315	579
	$10,073	$17,104

PREPAID EXPENSES.
4	PREPAID EXPENSES

Prepaid expenses consisted of the following as of December 31, 2013 and December 31, 2012:

	December 31, 2013	December 31, 2012

Prepaid equipment rental	$1,533	$-
Prepaid insurance	10,848	-
Prepaid professional fees	4,144	-
Other	579	-
	$17,104	$-

For the year ended December 31, 2012, the Company had no prepaid expenses.